Consolidated Statements of Comprehensive Income (Loss) (Predecessor, USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Predecessor
Net income (loss)	$ 21,227	$ 80,862	$ 119,472	$ (3,265)
Other comprehensive gain:
Unrealized gains on notes receivable arising during the year	230	279	1	3
Total other comprehensive gain	230	279	1	3
Total comprehensive income (loss)	21,457	81,141	119,473	(3,262)
Less: Net income allocated to noncontrolling interest in earnings of affiliate	(4)	2,731	2,731	660
Comprehensive income (loss) attributable to J.G. Wentworth, LLC	$ 21,461	$ 78,410	$ 116,742	$ (3,922)